UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D/A

Amendment No 1

This Form 10-D is being amended to include the correct Exhibit 99.1.

No modifications were made to the Monthly Distribution Report provided to investors.

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: August 18, 2016 to September 16, 2016

Commission File Number of issuing entity: 333-197550-01

Central Index Key Number of issuing entity: 0001618713

WFRBS Commercial Mortgage Trust 2014-C23

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-197550

Central Index Key Number of depositor: 0001112998

RBS Commercial Funding Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000729153

The Royal Bank of Scotland plc

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541615

RBS Financial Products Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001555501

Liberty Island Group I LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541214

C-III Commercial Mortgage LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542105

Basis Real Estate Capital II, LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001577313

National Cooperative Bank, N.A.

(Exact name of sponsor as specified in its charter)

William Malpica (203) 897-6362

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3939173
38-3939174
38-3939175
38-7120286

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
A‑S			X
B			X
C			X
PEX			X
X‑A			X
X‑B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On September 16, 2016 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C23.

The distribution report is attached as an Exhibit to this Form 10‑D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the WFRBS Commercial Mortgage Trust 2014-C23 expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on September 16, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	92	$928,886,777.92
30-59	0	$0.00
60-89	0	$0.00
90-120	0	$0.00
121+	0	$0.00
Total	92	$928,886,777.92

No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2014-C23 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2016 to September 16, 2016, and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 16, 2016. The CIK number for the Depositor is 0001112998.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on August 12, 2016. The CIK number for Wells Fargo is 0000740906.

The Royal Bank of Scotland plc ("RBS plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 16, 2016. The CIK number for RBS plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on August 16, 2016. The CIK number for RBSFP is 0001541615.

Liberty Island Group I LLC ("Liberty"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 8, 2016. The CIK number for Liberty is 0001555501.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 8, 2016. The CIK number for C-III is 0001541214.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2016. The CIK number for Basis is 0001542105.

National Cooperative Bank, N.A. (formerly known as “NCB, FSB”), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2016. The CIK number for National Cooperative Bank, N.A. is 0001577313.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Bank of America Plaza mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on September 30, 2014. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $22,405,847.00, which represents a year-to-date figure for the period of January 1, 2016 through June 30, 2016.

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for WFRBS Commercial Mortgage Trust 2014-C23, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	8/17/2016	$3,624.56
Current Distribution Date:	9/16/2016	$3,622.39
Interest Reserve Account Balance
Prior Distribution Date:	8/17/2016	$0.00
Current Distribution Date:	9/16/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10‑D/A:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C23, relating to the September 16, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBS Commercial Funding Inc.

(Depositor)

/s/ Thomas Conway

Thomas Conway, Director

Date: October 3, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C23, relating to the September 16, 2016 distribution.